SCHEDULE OF RECONCILIATION OF INCOME TAX RATE (Details) - Broad Capital Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit
Change in fair value of derivative liabilities
Transaction costs allocated to warrant issuance
Change in valuation allowance
Income tax provision	21.00%